UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.R. Herzig & Co. Inc.
Address: 1 Expressway Plaza, Suite 200
         Roslyn Heights, NY  11577

13F File Number:  028-12072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arthur Pesner
Title:     Chief Financial Officer
Phone:     516-621-0200

Signature, Place, and Date of Signing:

       /s/ Arthur Pesner     Roslyn Heights, NY     October 28, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $48,989 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABITIBIBOWATER INC             COM              003687100       25    17000 SH       SOLE                     5000        0    12000
AMERICREDIT CORP               COM              03060R101      468    58500 SH       SOLE                        0        0    58500
BRISTOL MYERS SQUIBB CO        COM              110122108     3027   168376 SH       SOLE                        0        0   168376
CENTEX CORP                    COM              152312104      671    66000 SH       SOLE                        0        0    66000
CIT GROUP INC                  COM              125581108       64    14000 SH       SOLE                        0        0    14000
CROSS TIMBERS RTY TR           TR UNIT          22757R109      675    20865 SH       SOLE                        0        0    20865
DNP SELECT INCOME FD           COM              23325P104       68    10210 SH       SOLE                        0        0    10210
E TRADE FINANCIAL CORP         COM              269246104       91    40000 SH       SOLE                        0        0    40000
EXXON MOBIL CORP               COM              30231G102      249     3655 SH       SOLE                        0        0     3655
FIDELITY NATIONAL FINANCIAL    CL A             31620R105     2334   214945 SH       SOLE                     8000        0   206945
FIFTH THIRD BANCORP            COM              316773100      744    76510 SH       SOLE                     4000        0    72510
GENERAL ELECTRIC CO            COM              369604103      271    14245 SH       SOLE                        0        0    14245
GERON CORP                     COM              374163103     1199   537717 SH       SOLE                    60000        0   477717
HEALTHCARE RLTY TR             COM              421946104     1318    55933 SH       SOLE                        0        0    55933
HUGOTON RTY TR TEX             UNIT BEN INT     444717102     3096   162850 SH       SOLE                     1000        0   161850
INTEL CORP                     COM              458140100     3195   204827 SH       SOLE                        0        0   204827
JPMORGAN & CHASE & CO          COM              46625H100      622    16946 SH       SOLE                        0        0    16946
MACK CALI RLTY CORP            COM              554489104      325    13400 SH       SOLE                        0        0    13400
MITSUBISHI UFJ FINL GROUP IN   SPONSORED ADR    606822104     1359   193520 SH       SOLE                    12000        0   181520
MOTOROLA INC                   COM              620076109      979   214623 SH       SOLE                    11000        0   203623
NEPHROS INC                    COM              640671103        6    15000 SH       SOLE                        0        0    15000
NEW YORK CMNTY BANCORP INC     COM              649445103      566    42647 SH       SOLE                        0        0    42647
NEWMONT MINING CORP            COM              651639106     1928    56717 SH       SOLE                        0        0    56717
O REILLY AUTOMOTIVE INC        COM              686091109      659    29600 SH       SOLE                        0        0    29600
PENN WEST ENERGY TR            TR UNIT          707885109     1149    74586 SH       SOLE                        0        0    74586
PFIZER INC                     COM              717081103     1730   110383 SH       SOLE                        0        0   110383
PICO HLDGS INC                 COM NEW          693366205     2636    95300 SH       SOLE                        0        0    95300
REDWOOD TR INC                 COM              758075402      669    45845 SH       SOLE                        0        0    45845
SAN JUAN BASIN RTY TR          UNIT BEN INT     798241105     2009    64036 SH       SOLE                        0        0    64036
SATCON TECHNOLOGY CORP         COM              803893106      187   118100 SH       SOLE                    60000        0    58100
SENECA FOODS CORP NEW          CL B             817070105     1847    92895 SH       SOLE                    11149        0    81746
SENECA FOODS CORP NEW          CL A             817070501     3825   215485 SH       SOLE                    43500        0   171985
SMURFIT-STONE CONTAINER CORP   COM              832727101      337   138000 SH       SOLE                        0        0   138000
SONOSITE INC                   COM              83568G104     3172   131054 SH       SOLE                     6000        0   125054
SONY CORP                      ADR NEW          835699307     2514   106951 SH       SOLE                        0        0   106951
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100      126    16751 SH       SOLE                        0        0    16751
TESSERA TECHNOLOGIES INC       COM              88164L100     1103    83800 SH       SOLE                     4600        0    79200
VULCAN MATLS CO                COM              929160109     1170    20800 SH       SOLE                        0        0    20800
WAL MART STORES INC            COM              931142103     2576    50124 SH       SOLE                        0        0    50124
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